INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 75,511	$ 80,196
Changes resulting from:
Property acquisitions	755	7,043
Capital expenditures	1,997	2,769
Accounting policy change	0	726
Property dispositions	(2,360)	(779)
Fair value (losses) gains, net	(1,388)	858
Foreign currency translation	278	141
Transfers between commercial properties and commercial developments	0	0
Impact of deconsolidation due to loss of control		(11,499)
Reclassifications of assets held for sale and other changes	(2,183)	(3,944)
Balance, end of year	72,610	75,511	$ 80,196
Right-of-use assets	164	175
Current lease liabilities	43	43
Non-current lease liabilities	875	889
Accounts payable and other
Changes resulting from:
Current lease liabilities	35
Other non-current liabilities
Changes resulting from:
Non-current lease liabilities	712
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	71,565	76,014
Changes resulting from:
Property acquisitions	647	6,797
Capital expenditures	1,140	1,540
Accounting policy change	0	704
Property dispositions	(2,339)	(742)
Fair value (losses) gains, net	(1,607)	301	784
Foreign currency translation	322	69
Transfers between commercial properties and commercial developments	2,709	354
Impact of deconsolidation due to loss of control	0	(10,701)
Reclassifications of assets held for sale and other changes	(2,143)	(2,771)
Balance, end of year	70,294	71,565	76,014
Right-of-use assets	729
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	3,946	4,182
Changes resulting from:
Property acquisitions	108	246
Capital expenditures	857	1,229
Accounting policy change	0	22
Property dispositions	(21)	(37)
Fair value (losses) gains, net	219	557	462
Foreign currency translation	(44)	72
Transfers between commercial properties and commercial developments	(2,709)	(354)
Impact of deconsolidation due to loss of control	0	(798)
Reclassifications of assets held for sale and other changes	(40)	(1,173)
Balance, end of year	2,316	$ 3,946	$ 4,182
Right-of-use assets	$ 10